INCOME TAX (Schedule of Reconciliation of Effective Statutory Income Tax Rates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$ 54,112	$ 72,918
Income tax expense computed at Canadian statutory rates	14,610	19,688
Foreign tax rates different from statutory rate	(2,255)	(1,707)
Permanent items	760	(444)
Withholding taxes	2,782	5,153
Change in unrecognized deferred tax assets	(6,988)	(1,819)
Income tax expense	$ 8,909	$ 20,871